Employee benefit plans (Components of Net Periodic Pension Cost) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Japan
Net Period Benefit Cost Assumptions [Line Items]
Service cost	¥ 88,964	¥ 89,443	¥ 78,611
Interest cost	13,252	8,800	17,509
Expected return on plan assets	(36,409)	(33,524)	(35,012)
Amortization of prior service costs	(4,226)	(4,148)	(4,669)
Recognized net actuarial loss	7,462	14,298	5,850
Amortization of net transition obligation	0	0	0
Net periodic pension cost	69,043	74,869	62,289
Foreign Plans
Net Period Benefit Cost Assumptions [Line Items]
Service cost	35,887	41,733	47,544
Interest cost	37,817	35,593	40,340
Expected return on plan assets	(41,048)	(38,893)	(44,616)
Amortization of prior service costs	313	344	435
Recognized net actuarial loss	5,452	5,134	7,121
Amortization of net transition obligation	0	0	0
Net periodic pension cost	¥ 38,421	¥ 43,911	¥ 50,824